Prepayments and Other Assets (Tables) (Superior Living SDN. BHD.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Superior Living SDN. BHD. [Member]
Schedule of Prepayments and Other Assets	Prepayments and other assets consist of the following:
	March 31, 2020	December 31, 2019

Deposits to suppliers	$274,558	$396,731
Deposits to service providers	43,709	88,149
Total	$318,267	$484,880

Prepayments and other assets consist of the following:

	December 31, 2019	December 31, 2018

Deposits to suppliers	$396,731	$429,456
Deposits to service providers	88,149	39,394
Total	$484,880	$468,850